Prepayments and other assets (Tables)	12 Months Ended
Mar. 31, 2018
Prepayments and other assets
Schedule of current and non-current prepayments and other assets

	March 31,
	2017	2018
Current
Advance to vendors (net of allowance)	637,991	854,942
Advance to joint venture (refer to note 42)	86	7,759
Balance with tax authorities	19,600	36,222
Prepaid expenses	84,885	70,971
Due from employees	1,926	7,928

Total	744,490	977,822

Non-current
Prepaid expenses	4,935	3,403
Defined benefit plan asset (refer to note 34)	—	7,835

	4,935	11,238

Schedule of changes in allowance for doubtful advances

	March 31,
	2017	2018
Balance at the beginning of the year	—	12,047
Provisions accrued during the year	12,047	11,703
Amount written off during the year	—	(11,582)

Balance at the end of the year	12,047	12,168